Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net (loss) income	$ (76)	$ 1,137	$ 116	$ 2,026
Movement in equity investments fair value reserve:
Net unrealized change on equity investments, net of tax $nil, $nil, $nil and $nil	(4)	3	(8)	4
Items that may be reclassified subsequently to profit or loss:
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax ($3), $3, ($6) and $3	4	(8)	10	(20)
Realized losses on derivatives designated as cash flow hedges, net of tax $nil, ($2), $nil and ($2)	0	7	0	8
Actuarial gain (loss) on post employment benefit obligations, net of tax $nil, $nil, $nil and $nil	1	0	1	0
Currency translation adjustments, net of tax $nil, $nil, $nil and $nil	2	4	2	15
Total other comprehensive income	3	6	5	7
Total comprehensive (loss) income	(73)	1,143	121	2,033
Attributable to:
Equity holders of Barrick Gold Corporation	(91)	1,090	69	1,770
Non-controlling interests	$ 18	$ 53	$ 52	$ 263